Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk [member] - ARS ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 599,174,558	$ 741,748,374
Total Financial Liabilities	506,310,389	684,244,891
Net Amount	92,864,169	57,503,483
Less than one month [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	201,696,219	316,460,745
Total Financial Liabilities	277,333,453	488,425,962
Net Amount	(75,637,234)	(171,965,217)
3 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	51,089,507	48,662,684
Total Financial Liabilities	45,123,367	38,452,081
Net Amount	5,966,140	10,210,603
6 months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	51,228,446	50,924,880
Total Financial Liabilities	24,609,169	11,210,698
Net Amount	26,619,277	39,714,182
Later than six months and not later than twelve months [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	44,962,192	66,637,848
Total Financial Liabilities	3,436,256	6,693,691
Net Amount	41,525,936	59,944,157
Later than one year [member]
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	250,198,194	259,062,217
Total Financial Liabilities	155,808,144	139,462,459
Net Amount	$ 94,390,050	$ 119,599,758